Total
Range Global Offshore Oil Services Index ETF
Range Global Offshore Oil Services Index ETF
Investment Objective

The Range Global Offshore Oil Services Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Global Offshore Oil Services Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Range Global Offshore Oil Services Index ETF Range Global Offshore Oil Services Index ETF
Management Fee	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
Range Global Offshore Oil Services Index ETF | Range Global Offshore Oil Services Index ETF | USD ($)	87	271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund normally invests in securities comprising the Index. The Index is designed to track the performance of companies that are involved in the offshore oil services ecosystem (“Offshore Oil Ecosystem”), which refers to the complex system relating to the various stages of production, exploration, development, transportation, and distribution of offshore oil (“Offshore Oil Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Offshore Oil Companies.

The universe of eligible index components consists of exchange-listed equity securities of Offshore Oil Companies including common stock, depositary receipts, and master limited partnerships (“MLPs”). Such companies are identified by Range Fund Holdings, LLC (the “Index Provider”) through the use of a proprietary selection methodology that includes a review of industry publications, sell side research, and fundamental research, as well as meetings with management. The companies are classified into one of the following categories:

●	Pure Play - Companies that currently or may in the future derive greater than or equal to 50% of revenues from business activities associated with the Offshore Oil Ecosystem.
●	Pre-Revenue - Companies that have primary business operations in the business activities associated with the Offshore Oil Ecosystsem but do not currently generate revenues.
●	Diversified - Companies that derive greater than 0% but less than 50% of revenues from the business activities associated with the Offshore Oil Ecosystem.

Companies eligible for inclusion based on their exposure to the Offshore Oil Ecosystem are those companies that have publicly disclosed through regulatory filings (e.g., Form 10-K, 10-Q, 20-F, and 8-K filings), quarterly earnings reports, company presentations or official earnings conference call transcripts either that they currently provide or intend to provide or operate services in, to, or in connection with the Offshore Oil Ecosystem. Companies that have made such public announcements through regulatory filings or other official communications are included in the Index because such announcements are an indication of the significance of what the company has held out as its current or future activities. In any event, there can be no guarantee that a company’s activities in the Offshore Oil Ecosystem will become significant for the company or that its economic fortunes will be tied to such activities in the future. In constructing the Index, securities are weighted according to market capitalization. A single security cap of 10% is applied for Pure Play securities and Pre-Revenue securities. Diversified securities are subject to a single security cap of 3%. Any single security that does not reach a 1% allocation is excluded. If a security’s cap is reached, excess weight is distributed proportionately among uncapped securities. No more than five securities in the Index have a weight over 4.75% and the aggregate weight of all components with a weight greater than 5% is capped at 49.5%.

To the extent the Index includes securities of MLPs, the aggregate exposure to such MLPs is capped at 25%. Special Purpose Acquisition Company (SPAC) targets are eligible for inclusion once they are trading on a public exchange as the target entity, provided they meet all other eligibility criteria. The Index consists of securities of issuers from around the world, including emerging markets countries, but excludes issuers domiciled and/or listed on exchanges in China or Russia. There is no limitation on the amount of foreign or emerging market securities that may be included in the Index. Under normal market conditions, the Fund invests in at least three different countries and invests at least 40% (30% in unfavorable market conditions) of its assets in companies organized or located in countries outside the United States. As of December 1, 2023, a significant portion of the Index consisted of securities of United States, Norwegian and Bermudan issuers.

To be initially included in the Index, the market capitalization of a company must be at least $100 million, and to remain in the Index a company must maintain a minimum market capitalization of $50 million. As of December 1, 2023, the Index was comprised of 33 component securities.

The Index is reconstituted and rebalanced on a semi-annual basis at the end of March and September. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. New constituents will not be added to the Index in between rebalances. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally uses a replication methodology, meaning it invests in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 1, 2023, the Index was concentrated in the Oil, Gas and Consumable Fuels Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 1, 2023, a significant portion of the Index consisted of companies in the Energy Sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index, oversight of the implementation of the index methodology, and changes in classification of the securities in the Index (such as from Pre-Revenue to Pure Play, for example).

The Index is calculated and published by Indxx, LLC (the “Index Calculator”). The Index Calculator is responsible for implementing the semi-annual rebalance and reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. Neither the Index Provider nor the Index Calculator is affiliated with each other or with the Fund or the Adviser.

Principal Risks
Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.